Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	$ 2,090,896	$ 2,810,584	$ 2,591,975
Expected return on plan assets	15,112,669	17,655,119	20,070,037
Net pension plan liability and plan assets	(131,410,989)	(154,847,297)	(140,696,974)	$ (108,118,868)
Defined contribution plan, payment	$ (225,876)
Severance benefit obligations, description	Severance benefit obligations for employees, whose employment commenced before January 1, 2003, excluding civil servants, are covered by defined benefit plans. Upon termination of employment by A1 Telekom Austria Group or upon retirement, eligible employees receive severance payments. Depending on their time in service, their severance amounts to a multiple of their monthly basic compensation plus variable components such as overtime or bonuses, up to a maximum of twelve monthly salaries. In case of death, the heirs of eligible employees receive 50% of the severance benefits. The primary risks to A1 Telekom Austria Group are salary increases and changes of interest rates.
Severance benefits, in case of death	50.00%
Net period cost (benefit)	$ 18,688,374	$ 18,085,954	16,609,565
Akenes [member]
Disclosure of defined benefit plans [line items]
Defined Benefit Plan, Pension Benefit Obligation, Percentage	24.00%	20.00%
Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Defined benefits plan, eligibility retirement date	Jan. 01, 1975
Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Annual expense of defined contribution plan	$ 286,195	$ 295,567
Telekom Austria [member] | Unfunded Pension Plans [member]
Disclosure of defined benefit plans [line items]
Plan description	Part of the Telmex´s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Benefit determination maximum percentage on salary before retirement	80.00%
Telmexs [member]
Disclosure of defined benefit plans [line items]
Net pension plan liability and plan assets	$ 177,270,561	$ 150,090,481
Rate of equity instruments		36.90%
Rate of debt instruments	47.50%
Recorded of pension plan re-measurement value in defined pension plan		$ (9,928,728)	$ 11,753,416
Increase in fair value of related party pension plan investments	$ 20,234,095	14,820,220
Top of range [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Percentage of defined contribution plan	5.00%
Austria [member]
Disclosure of defined benefit plans [line items]
Service award description	Civil servants and certain employees (in the following “employees”) are eligible to receive service awards. In accordance with the legal regulations, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are also eligible to receive the service award of four monthly salaries. The obligation is accrued over the period of service, taking into account the employee turnover rate for employees who leave employment prematurely. The main risk that A1 Telekom Austria Group is exposed to is the risk of development of salary increases and changes of interest rates.
Service period to receive bonus, description	after 25 years
Service period to receive bonus, description	after 40 years
Contributions to social security, net of the share contributed by civil servants	$ 1,436,587	1,474,721
Contributions to the government, net of the share contributed by civil servants	601,626	601,476
Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
DCP liability	114,233	134,034
Austria [member] | Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Percentage of contribution to social security			12.55%
Austria [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, payment	$ 68,425	66,294
Austria [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Service period to receive bonus, description	35 years of service when retiring (at the age of 65)
Percentage of contribution to active civil servants	29.00%
Austria [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of contribution to active civil servants	7.00%
Brazil [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 225,984	268,562	$ 99,498
Employee benefits	1,380,764	2,111,801
Cost of labor	61,649	2,930	3,365
Net period cost (benefit)	724,587	722,412	511,964
Employee benefits	1,380,764	2,111,801
Brazil [member] | Claro Brasil [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
DCP liability	$ 274,630	980,014
Brazil [member] | Bottom of range [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	1.00%
Brazil [member] | Bottom of range [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	1.00%
Brazil [member] | Top of range [member] | Claro Brasil [member]
Disclosure of defined benefit plans [line items]
Employer contributions to the plan	8.00%
Brazil [member] | Top of range [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	8.00%
Brazil [member] | Top of range [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	7.00%
Mexico [member]
Disclosure of defined benefit plans [line items]
Current service cost			49,050
Expected return on plan assets	$ 267,728	174,994
Employee benefits	1,099,732	916,534
Net period cost (benefit)	15,507,652	14,911,208	12,788,464
Ecuador [member]
Disclosure of defined benefit plans [line items]
Current service cost	111,353	67,402	34,425
Employee benefits	601,239	488,161
Net period cost (benefit)	111,353	67,402	$ 34,425
Employee benefits	601,239	488,161
Central America [Member]
Disclosure of defined benefit plans [line items]
Employee benefits	285,223	250,819
Net period cost (benefit)	42,360	19,462
Employee benefits	$ 285,223	$ 250,819